As filed with the Securities and Exchange Commission on December 17, 2003

                                                   1933 Act File No. 333-89784
                                                   1940 Act File No. 811-21110

                          U.S. SECURITIES AND EXCHANGE COMMISSION
                                   Washington, D.C. 20549
                                          FORM N-2
                              (Check appropriate box or boxes)

[X] REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
            [   ] Pre-Effective Amendment No. __
            [X] Post-Effective Amendment No. 8
                                           and/or
[X] REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
            [X] Amendment No. 10

                          OFI TREMONT CORE DIVERSIFIED HEDGE FUND
                          ---------------------------------------
                      (Exact Name of Registrant Specified in Charter)

      Two World Financial Center, 225 Liberty Street, New York, NY 10080
      ------------------------------------------------------------------
Address of Principal Executive Offices) (Number, Street, City, State, Zip Code)

                                       1-800-858-9826
                                       --------------
                    (Registrant's Telephone Number, Including Area Code)

                                  Katherine P. Feld, Esq.
                                  -----------------------
                                   OppenheimerFunds, Inc.
          Two World Financial Center, 225 Liberty Street, New York, NY 10080
          ------------------------------------------------------------------
      (Name and Address (Number, Street, State, Zip Code) of Agent for Service)

     If any  securities  being  registered  on this  form will be  offered  on a delayed or continuous  basis in reliance on Rule 415 under the Securities Act of
1933, other than securities  offered in connection with a dividend  reinvestment plan, check the following box [X]

It is proposed that this filing will become effective (check applicable box):

     [ X] This form is filed to register  additional  securities for an offering pursuant  to Rule  462(b)  under  the  Securities  Act and  the  Securities  Act registration  statement number of the earlier effective  registration  statement for the same offering is 333-89784.

     [  ] when declared effective  pursuant to section 8(c), or as follows: (the following boxes are included on the basis that the Registrant  makes  repurchase offers under Rule 23c-3 under the  Investment  Company Act of 1940 and is making this filing in accordance with Rule 486 under the Securities Act of 1933)

[    ] immediately upon filing pursuant to paragraph (b)
[    ] on _____________ pursuant to paragraph (b)
[    ] 60 days after filing pursuant to paragraph (a)
[    ] on _____________ pursuant to paragraph (a) of Rule 486.
[    ] This  post-effective  amendment  designates a new effective date for a previously-filed registration statement.

                CALCULATION OF REGISTRATION FEE UNDER SECURITIES ACT OF 1933

---------------------------------------------------------------------------------
                                                            Proposed
Title of          Amount Being   Post-Effective Proposed     Maximum    Amount of
Securities        Registered     Amendment      Maximum     Aggregate  Registration
Being Registered                   No.          Price      Offering       Fee
                                                Per Unit      Price
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Shares of                           -
Beneficial        50,000                   $1,000       $50,000,000 $4,600(2)
Interest (1)      shares
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Shares of
Beneficial        9,800 shares      1      $1,010.686   $9,904,722.8$912(2)
Interest (1)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Shares of
Beneficial        11,850            2      $1,010.686   $11,976,629.$1,102(2)
Interest (1)      shares
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Shares of
Beneficial        14,200            3      $1,010.686   $14,351,741.$1,162(2)
Interest (1)      shares
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Shares of
Beneficial        9,441 shares      5      $1,059.14    $10,000,000 $920(2)
Interest (1)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Shares of
Beneficial        9,441 shares      6      $1,059.14    $10,000,000 $920(2)
Interest (1)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Shares of
Beneficial        9,441 shares      7      $1,059.14    $10,000,000 $920(4)
Interest (3)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Shares of
Beneficial        9,453 shares      8      $1,057.77    $10,000,000 $920(4)
Interest (3)
---------------------------------------------------------------------------------

(1) Previously registered and carried forward under this Registration Statement.
(2) Registration fee previously paid.
(3) Currently being registered.
(4) Registration fee previously paid.

     The Registrant's  Prospectus and Statement of Additional  Information dated
January 2, 2003 (File Nos.  333-89784 and 811-21110) are hereby  incorporated by reference.

                                          FORM N-2

                          OFI TREMONT CORE DIVERSIFIED HEDGE FUND

                                         SIGNATURES

     Pursuant  to  the  requirements  of the  Securities  Act of  1933  and  the
Investment Company Act of 1940, the Registrant has duly caused this registration statement  to be  signed  on its  behalf  by  the  undersigned,  thereunto  duly authorized,  in the City of New York,  and State of New York, on the 17th day of
December, 2003.

                          OFI TREMONT CORE DIVERSIFIED HEDGE FUND

                          By: /s/ John V. Murphy
                              ---------------------------
                                Name: John V. Murphy
                                Title: President

     Pursuant to requirements  of the Securities Act of 1933, this  registration statement has been signed by the following persons in the capacities indicated.

Signatures                      Title                         Date
----------                      -----                         ----

/s/ John V. Murphy *            President,
--------------------------      Principal Executive
John V. Murphy                  Officer, Trustee              December 17, 2003

/s/ Ronald J. Abdow *
---------------------------     Trustee                       December 17, 2003
Ronald J. Abdow

/s/ Eustis Walcott
--------------------------      Trustee                       December 17, 2003
Eustis Walcott

/s/ Joseph M. Wikler*
--------------------------      Trustee                       December 17, 2003
 Joseph M. Wiker

/s/ Peter I. Wold *             Trustee                       December 17, 2003
--------------------------
Peter I. Wold

/s/ Brian W. Wixted*            Treasurer &               December 17, 2003
--------------------------      Principal Accounting
Brian W. Wixted                 Officer

* By: /s/ Robert G. Zack
      --------------------------------
      Robert G. Zack, Attorney-In-Fact